PRIVATE PLACEMENT AND JH DARBIE FINANCING (Details Narrative)		1 Months Ended			9 Months Ended	12 Months Ended
	Feb. 25, 2020 shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Jul. 31, 2020 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2022 $ / shares shares	Feb. 29, 2020 shares
Number of shares issued and sold						3,435,000
Gross proceeds from private placement | $						$ 1,545,052	$ 2,929,056
Conversion of debt, price per share | $ / shares						$ 0.07
Number of warrants for each warrant purchased						53,314,424
Expected Term						1 year 11 months 19 days
Additional Paid in Capital | $						$ 35,223,842	$ 32,493,086
Share Price | $ / shares						$ 0.13
Number of warrant issued		250,000				9,615,385
Share issued price per share | $ / shares						$ 0.17	$ 0.22
Amortization of debt discount and debt issuance costs | $						$ 139,417	$ 732,767
Purchased for warrants shares		200,000
Common stock strike price | $ / shares		$ 0.20
Stock Issued During Period, Value, New Issues | $						$ 420,302
Common stock shares incorrectly written		50,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.20				$ 0.01	$ 0.01
Warrants to purchase of common stock shares		0.20
Value Of Common Stock Invested | $		$ 50,000
Warrant issued | $						$ 600,965
Stock based compensation fair value expense | $						2.0
Interest Expense [Member]
Amortization of debt discount and debt issuance costs | $						1,229,865	$ 412,318
Convertible Debt Instrument [Member]
Debt Instrument, Unamortized Discount | $						$ 600,000	$ 700,000
Measurement Input, Expected Term [Member]
Expected Term						1 year 6 months	1 year 6 months
Measurement Input, Expected Dividend Rate [Member]
Dividend yields						0.0000	0.0000
IPO [Member]
Issuance cost | $						$ 640,000
Legal costs | $						39,000
Private Placement [Member]
Warrants exercise price | $ / shares							$ 0.18
Offering [Member]
Warrants exercise price | $ / shares							$ 0.20
Fair value warrants | $							$ 400,000
Share issued price per share | $ / shares							$ 1.00
Warrant [Member]
Number of warrants for each warrant purchased			100,000	100,000	100,000
Warrant issued | $						$ 22,000,000
Common Stock [Member]
Number of shares issued during the period						3,435,000	6,531,945
Conversion of debt, shares						657,200	6,531,945
Purchased for warrants shares		50,000
Stock Issued During Period, Value, New Issues | $						$ 34,350
Warrant issued | $
Maximum [Member]
Share issued price per share | $ / shares						$ 0.23
Maximum [Member] | Measurement Input, Price Volatility [Member]
Dividend yields						1.648	1.919
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Dividend yields						0.0011	0.0015
Maximum [Member] | Private Placement [Member]
Number of warrant issued							3,465,000
Minimum [Member]
Share issued price per share | $ / shares						$ 0.09
Minimum [Member] | Measurement Input, Price Volatility [Member]
Dividend yields						1.523	1.685
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Dividend yields						0.0009	0.0012
Edgepoint Common Stock [Member]
Number of warrant issued		50,000
Common stock strike price | $ / shares		$ 1.00
Edgepoint Common Stock [Member] | Warrant [Member]
Number of warrants for each warrant purchased			50,000	50,000	50,000	50,000
Warrants exercise price | $ / shares			$ 1.00	$ 1.00	$ 1.00	$ 1.00
Mateon Common Stock [Member] | Warrant [Member]
Warrants exercise price | $ / shares						$ 0.20
Expected Term						3 years
One Convertible Promissory Note [Member] | Edgepoint Common Stock [Member]
Conversion of debt, price per share | $ / shares						$ 0.18
One Convertible Promissory Note [Member] | Edgepoint Common Stock [Member] | Maximum [Member]
Conversion of debt, shares						138,889
One Convertible Promissory Note [Member] | Mateon Common Stock [Member] | Maximum [Member]
Conversion of debt, shares			138,889	138,889
Edgepoint AI, Inc [Member]
Stock Issued During Period, Value, New Issues | $		$ 50,000
Common stock shares incorrectly written		50,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 1.00
Edgepoint AI, Inc [Member] | Warrant [Member] | Private Placement [Member]
Share Price | $ / shares						$ 1.00
JH Darbie & Co Inc [Member]
Number of shares issued and sold						10
Gross proceeds from private placement | $					$ 5,000,000
Expected Term						5 years
Number of warrant issued		22,000,000	2,035,000		2,035,000
JH Darbie & Co Inc [Member] | Warrant [Member] | Private Placement [Member]
Number of warrants for each warrant purchased						2,035,000
Warrants exercise price | $ / shares						$ 0.23
Additional Paid in Capital | $						$ 500,000
Share Price | $ / shares						$ 0.20
Stock expiration						3 years
JH Darbie & Co Inc [Member] | Maximum [Member]
Number of shares issued and sold	100
JH Darbie & Co Inc [Member] | Minimum [Member]
Number of shares issued and sold	40
Accredited Investors [Member]
Number of warrant issued									3,465,000
Placement agent [Member]
Number of shares issued and sold						10
Conversion of debt, price per share | $ / shares						$ 0.18
Number of warrants for each warrant purchased		2,000,000
Percentage of units granted.						10.00%
Coupon						16.00%
Debt instrument conversion term						Convertible at the option of the holder at any time in the Company’s Common Stock or Edgepoint Common Stock
Placement agent [Member] | Edgepoint Common Stock [Member]
Conversion of debt, price per share | $ / shares						$ 1.00
Investor [Member]
Number of warrant issued		20,000,000
Stock Issued During Period, Value, New Issues | $		$ 10,000
Investor [Member] | Subsequent Event [Member]
Number of warrants for each warrant purchased								333,334
Warrants exercise price | $ / shares								$ 0.15
Number of warrant issued								33,000,066
Investors [Member]
Number of warrants for each warrant purchased		100
Investors [Member] | Subsequent Event [Member]
Number of warrants for each warrant purchased								333,334
Warrants exercise price | $ / shares								$ 0.15
Number of warrant issued								33,000,066
Subscription Agreements [Member]
Number of shares issued during the period					100
Subscription Agreements [Member] | Edgepoint AI, Inc [Member]
Number of shares issued and sold			100	100
Number of shares issued during the period			25,000	25,000		25,000
Stock value, price per share | $ / shares			$ 1.00	$ 1.00	$ 1.00	$ 1.00
Stock Issued During Period, Value, New Issues | $		$ 50,000
Subscription Agreements [Member] | Accredited Investors [Member]
Number of shares issued and sold						100
Gross proceeds from private placement | $						$ 5,000,000
Non controlling interest | $						$ 1,800,000	$ 1,800,000